Recent accounting pronouncements (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting standards update 2015 17 [Member]
New accounting pronouncements or change in accounting principle [Line Items]
New accounting pronouncement name	ASU 2015-17 Income Taxes, Balance Sheet Classification of Deferred Taxes
New accounting pronouncement description	Simplifies the presentation of deferred income taxes by requiring that deferred tax liabilities and assets be classified as noncurrent in a statement of financial position, thus eliminating the requirement to separate deferred income tax liabilities and assets into current and noncurrent amounts.
Accounting standards update 2015 17 [Member] | Current deferred income tax asset [Member]
New accounting pronouncements or change in accounting principle [Line Items]
Current period reclassification adjustment	CAD 58
Prior period reclassification adjustment		CAD 68
Accounting standards update 2015 17 [Member] | Noncurrent deferred income tax liability [Member]
New accounting pronouncements or change in accounting principle [Line Items]
Current period reclassification adjustment	CAD (58)
Prior period reclassification adjustment		(68)
Accounting standards update 2015 03 [Member]
New accounting pronouncements or change in accounting principle [Line Items]
New accounting pronouncement name	ASU 2015-03 Interest – Imputation of Interest
New accounting pronouncement description	Simplifies the presentation of debt issuance costs by requiring that such costs be presented in the balance sheet as a deduction from the carrying amount of debt.
Accounting standards update 2015 03 [Member] | Long-term debt [Member] | Debt issuance costs [Member]
New accounting pronouncements or change in accounting principle [Line Items]
Current period reclassification adjustment	CAD (42)
Prior period reclassification adjustment		(37)
Accounting standards update 2015 03 [Member] | Assets [Member] | Debt issuance costs [Member]
New accounting pronouncements or change in accounting principle [Line Items]
Current period reclassification adjustment	CAD 42
Prior period reclassification adjustment		CAD 37